                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
            (Address of principal executive offices)       (Zip code)

                                 Evelyn Dilsaver
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)

PORTFOLIO HOLDINGS as of September 30, 2005, unaudited

The following are the portfolio holdings at 9/30/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 58.8%  OTHER INVESTMENT
        COMPANIES                                        17,419          21,037
 39.6%  COMMON STOCK                                     11,642          14,201
  3.5%  SHORT-TERM
        INVESTMENTS                                       1,238           1,238
--------------------------------------------------------------------------------
101.9%  TOTAL INVESTMENTS                                30,299          36,476
(1.9)%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (686)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 35,790

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     COMMON STOCK  39.6% of net assets

     AUTOMOBILES & COMPONENTS  0.2%
     ---------------------------------------------------------------------------
     Cooper Tire & Rubber Co.    100                                           1
     Dana Corp.    180                                                         2
     Delphi Corp.    579                                                       2
     Ford Motor Co.    2,098                                                  21
     General Motors Corp.    650                                              20
   o Goodyear Tire & Rubber Co.    100                                         1
     Harley-Davidson, Inc.    350                                             17
     Johnson Controls, Inc.    240                                            15
     Visteon Corp.    104                                                      1
                                                                     -----------
                                                                              80
     BANKS  2.7%
     ---------------------------------------------------------------------------
     AmSouth Bancorp.    430                                                  11
     Bank of America Corp.    5,240                                          221
     BB&T Corp.    626                                                        24
     Comerica, Inc.    200                                                    12
     Compass Bancshares, Inc.    100                                           5
     Countrywide Financial Corp.    660                                       22
     Fannie Mae    1,145                                                      51
     Fifth Third Bancorp    667                                               25
     First Horizon National Corp.    150                                       5
     Freddie Mac    1,000                                                     56
     Golden West Financial Corp.    350                                       21
     Huntington Bancshares, Inc.    333                                        7
     KeyCorp, Inc.    500                                                     16
     M&T Bank Corp.    140                                                    15
     Marshall & Ilsley Corp.    300                                           13
     MGIC Investment Corp.    100                                              6
     National City Corp.    824                                               28
     North Fork Bancorp., Inc.    600                                         15
     PNC Financial Services Group, Inc.    340                                20
     Regions Financial Corp.    595                                           19
     Sovereign Bancorp, Inc.    500                                           11
     SunTrust Banks, Inc.    420                                              29
     Synovus Financial Corp.    325                                            9
     U.S. Bancorp    2,274                                                    64
     Wachovia Corp.    2,082                                                  99
     Washington Mutual, Inc.    1,050                                         41
     Wells Fargo & Co.    2,200                                              129
     Zions Bancorp.    100                                                     7
                                                                     -----------
                                                                             981
     CAPITAL GOODS  3.4%
     ---------------------------------------------------------------------------
     3M Co.    925                                                            68
     American Power Conversion Corp.    275                                    7
     American Standard Cos., Inc.    300                                      14
     The Boeing Co.    1,038                                                  71
     Caterpillar, Inc.    800                                                 47
     Cooper Industries Ltd., Class A    100                                    7
     Crane Co.    100                                                          3
     Cummins, Inc.    50                                                       4
     Danaher Corp.    350                                                     19
     Deere & Co.    350                                                       21
     Dover Corp.    260                                                       11
     Eaton Corp.    200                                                       13
     Emerson Electric Co.    500                                              36
     Fluor Corp.    100                                                        6
     General Dynamics Corp.    250                                            30
 (6) General Electric Co.    13,670                                          460
     Goodrich Corp.    100                                                     4
     Honeywell International, Inc.    987                                     37
     Illinois Tool Works, Inc.    350                                         29
     Ingersoll-Rand Co., Class A    400                                       15
     ITT Industries, Inc.    100                                              11
     L-3 Communications Holdings, Inc.    100                                  8
     Lockheed Martin Corp.    540                                             33
     Masco Corp.    500                                                       15
   o Navistar International Corp.    100                                       3
     Northrop Grumman Corp.    428                                            23
     Paccar, Inc.    187                                                      13

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     Pall Corp.    100                                                         3
     Parker Hannifin Corp.    150                                             10
   o Power-One, Inc.    226                                                    1
     Raytheon Co.    500                                                      19
     Rockwell Automation, Inc.    200                                         11
     Rockwell Collins, Inc.    200                                            10
     Textron, Inc.    150                                                     11
   o Thomas & Betts Corp.    80                                                3
     Tyco International Ltd.    2,660                                         74
     United Technologies Corp.    1,260                                       65
     W.W. Grainger, Inc.    100                                                6
                                                                     -----------
                                                                           1,221
     COMMERCIAL SERVICES & SUPPLIES  0.4%
     ---------------------------------------------------------------------------
   o ACCO Brands Corp.    41                                                   1
   o Allied Waste Industries, Inc.    400                                      3
   o Apollo Group, Inc., Class A    200                                       13
     Avery Dennison Corp.    150                                               8
     Cendant Corp.    1,190                                                   25
     Cintas Corp.    182                                                       7
     Deluxe Corp.    100                                                       4
     Equifax, Inc.    175                                                      6
     H&R Block, Inc.    400                                                   10
   o Monster Worldwide, Inc.    95                                             3
   o PHH Corp.    59                                                           2
     Pitney Bowes, Inc.    250                                                10
     R.R. Donnelley & Sons Co.    300                                         11
     Robert Half International, Inc.    200                                    7
     Waste Management, Inc.    720                                            21
                                                                     -----------
                                                                             131
     CONSUMER DURABLES & APPAREL  0.5%
     ---------------------------------------------------------------------------
     Black & Decker Corp.    100                                               8
     Brunswick Corp.    100                                                    4
     Centex Corp.    150                                                      10
   o Coach, Inc.    400                                                       12
     D.R. Horton, Inc.    330                                                 12
     Eastman Kodak Co.    300                                                  7
     Fortune Brands, Inc.    175                                              14
     Hasbro, Inc.    200                                                       4
     Jones Apparel Group, Inc.    150                                          4
     KB Home    100                                                            7
     Leggett & Platt, Inc.    200                                              4
     Liz Claiborne, Inc.    100                                                4
     Mattel, Inc.    500                                                       8
     Maytag Corp.    100                                                       2
     Newell Rubbermaid, Inc.    300                                            7
     Nike, Inc., Class B    300                                               24
     Pulte Homes, Inc.    300                                                 13
     Reebok International Ltd.    100                                          6
     Snap-On, Inc.    75                                                       3
     The Stanley Works    100                                                  5
     VF Corp.    100                                                           6
     Whirlpool Corp.    100                                                    8
                                                                     -----------
                                                                             172
     DIVERSIFIED FINANCIALS  3.1%
     ---------------------------------------------------------------------------
     American Express Co.    1,610                                            92
     The Bank of New York Co., Inc.    900                                    26
     The Bear Stearns Cos., Inc.    110                                       12
     Capital One Financial Corp.    490                                       39
   / The Charles Schwab Corp.    1,575                                        23
     CIT Group, Inc.    200                                                    9
 (8) Citigroup, Inc.    6,722                                                306
   o E*TRADE Financial Corp.    400                                            7
     Federated Investors, Inc., Class B    100                                 3
     Franklin Resources, Inc.    300                                          25
     Goldman Sachs Group, Inc.    562                                         68
     Janus Capital Group, Inc.    300                                          4
     JPMorgan Chase & Co.    4,586                                           156
     Lehman Brothers Holdings, Inc.    350                                    41
     MBNA Corp.    1,487                                                      37
     Mellon Financial Corp.    525                                            17
     Merrill Lynch & Co., Inc.    1,150                                       71
     Moody's Corp.    350                                                     18
     Morgan Stanley    1,330                                                  72
     Northern Trust Corp.    250                                              13
     Principal Financial Group, Inc.    381                                   18
   o Providian Financial Corp.    350                                          6
     SLM Corp.    550                                                         29
     State Street Corp.    400                                                20
     T. Rowe Price Group, Inc.    150                                         10
                                                                     -----------
                                                                           1,122
     ENERGY  4.0%
     ---------------------------------------------------------------------------
     Amerada Hess Corp.    100                                                14
     Anadarko Petroleum Corp.    295                                          28
     Apache Corp.    386                                                      29
     Baker Hughes, Inc.    431                                                26
     BJ Services Co.    400                                                   14
     Burlington Resources, Inc.    500                                        41
     ChevronTexaco Corp.    2,915                                            189
     ConocoPhillips    1,810                                                 126
     Devon Energy Corp.    580                                                40
     El Paso Corp.    696                                                     10
     EOG Resources, Inc.    264                                               20
 (5) Exxon Mobil Corp.    8,090                                              514
     Halliburton Co.    610                                                   42
     Kerr-McGee Corp.    100                                                  10
     Kinder Morgan, Inc.    156                                               15
     Marathon Oil Corp.    423                                                29
     Murphy Oil Corp.    300                                                  15

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Nabors Industries Ltd.    175                                            12
   o National-Oilwell Varco, Inc.    210                                      14
     Noble Corp.    200                                                       14
     Occidental Petroleum Corp.    465                                        40
   o Rowan Cos., Inc.    100                                                   3
     Schlumberger Ltd.    700                                                 59
     Sunoco, Inc.    200                                                      15
   o Transocean, Inc.    358                                                  22
     Valero Energy Corp.    500                                               56
   o Weatherford International Ltd.    170                                    12
     Williams Cos., Inc.    600                                               15
     XTO Energy, Inc.    400                                                  18
                                                                     -----------
                                                                           1,442
     FOOD & STAPLES RETAILING  1.0%
     ---------------------------------------------------------------------------
     Albertson's, Inc.    400                                                 10
     Costco Wholesale Corp.    560                                            24
     CVS Corp.    980                                                         28
   o Kroger Co.    900                                                        19
     Safeway, Inc.    500                                                     13
     Supervalu, Inc.    175                                                    5
     Sysco Corp.    700                                                       22
     Wal-Mart Stores, Inc.    4,030                                          177
     Walgreen Co.    1,375                                                    60
   o Winn-Dixie Stores, Inc.    100                                           --
                                                                     -----------
                                                                             358
     FOOD BEVERAGE & TOBACCO  2.0%
     ---------------------------------------------------------------------------
     Altria Group, Inc.    2,740                                             202
     Anheuser-Busch Cos., Inc.    975                                         42
     Archer-Daniels-Midland Co.    774                                        19
     Brown-Forman Corp., Class B    150                                        9
     Campbell Soup Co.    500                                                 15
     The Coca-Cola Co.    2,825                                              122
     Coca-Cola Enterprises, Inc.    550                                       11
     ConAgra Foods, Inc.    650                                               16
   o Constellation Brands, Inc., Class A    240                                6
     General Mills, Inc.    450                                               22
     H.J. Heinz Co.    400                                                    15
     Hershey Foods Corp.    300                                               17
     Kellogg Co.    500                                                       23
     McCormick & Co., Inc.    200                                              6
     Molson Coors Brewing Co., Class B    25                                   2
     The Pepsi Bottling Group, Inc.    312                                     9
     PepsiCo, Inc.    2,055                                                  116
     Reynolds American, Inc.    200                                           17
     Sara Lee Corp.    900                                                    17
     Tyson Foods, Inc., Class A    400                                         7
     UST, Inc.    200                                                          8
     Wm. Wrigley Jr. Co.    250                                               18
                                                                     -----------
                                                                             719
     HEALTH CARE EQUIPMENT & SERVICES  2.1%
     ---------------------------------------------------------------------------
     Aetna, Inc.    400                                                       34
     AmerisourceBergen Corp.    150                                           12
     Bausch & Lomb, Inc.    100                                                8
     Baxter International, Inc.    725                                        29
     Becton Dickinson & Co.    300                                            16
     Biomet, Inc.    325                                                      11
   o Boston Scientific Corp.    988                                           23
     C.R. Bard, Inc.    100                                                    7
     Cardinal Health, Inc.    525                                             33
   o Caremark Rx, Inc.    535                                                 27
     CIGNA Corp.    175                                                       21
   o Coventry Health Care, Inc.    200                                        17
   o Express Scripts, Inc.    200                                             12
   o Fisher Scientific International, Inc.    100                              6
     Guidant Corp.    550                                                     38
     HCA, Inc.    600                                                         29
     Health Management Associates, Inc.,
     Class A    300                                                            7
   o Hospira, Inc.    186                                                      8
   o Humana, Inc.    200                                                      10
     IMS Health, Inc.    300                                                   7
   o Laboratory Corp. of America
     Holdings    200                                                          10
     Manor Care, Inc.    100                                                   4
     McKesson Corp.    374                                                    18
   o Medco Health Solutions, Inc.    337                                      18
     Medtronic, Inc.    1,640                                                 88
   o Millipore Corp.    75                                                     5
     PerkinElmer, Inc.    118                                                  2
     Quest Diagnostics    278                                                 14
   o St. Jude Medical, Inc.    400                                            19
     Stryker Corp.    464                                                     23
   o Tenet Healthcare Corp.    450                                             5
   o Thermo Electron Corp.    175                                              5
     UnitedHealth Group, Inc.    1,720                                        97
   o Waters Corp.    150                                                       6
   o WellPoint, Inc.    900                                                   68
   o Zimmer Holdings, Inc.    275                                             19
                                                                     -----------
                                                                             756
     HOTELS RESTAURANTS & LEISURE  0.6%
     ---------------------------------------------------------------------------
     Carnival Corp.    725                                                    36
     Darden Restaurants, Inc.    150                                           5
     Harrah's Entertainment, Inc.    220                                      14
     Hilton Hotels Corp.    400                                                9
     International Game Technology    413                                     11
     Marriott International, Inc., Class A    250                             16
     McDonald's Corp.    1,650                                                55
   o Starbucks Corp.    470                                                   24

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     Starwood Hotels & Resorts Worldwide,
     Inc.    260                                                              15
     Wendy's International, Inc.    140                                        6
     Yum! Brands, Inc.    320                                                 15
                                                                     -----------
                                                                             206
     HOUSEHOLD & PERSONAL PRODUCTS  1.0%
     ---------------------------------------------------------------------------
     Alberto-Culver Co., Class B    150                                        7
     Avon Products, Inc.    540                                               14
     Clorox Co.    250                                                        14
     Colgate-Palmolive Co.    650                                             34
     The Gillette Co.    1,200                                                70
     Kimberly-Clark Corp.    600                                              36
     Procter & Gamble Co.    3,240                                           193
                                                                     -----------
                                                                             368
     INSURANCE  1.8%
     ---------------------------------------------------------------------------
     ACE Ltd.    340                                                          16
     AFLAC, Inc.    600                                                       27
     The Allstate Corp.    840                                                46
     AMBAC Financial Group, Inc.    123                                        9
     American International Group, Inc.    3,406                             211
     AON Corp.    325                                                         10
     Chubb Corp.    240                                                       22
     Cincinnati Financial Corp.    220                                         9
     Hartford Financial Services Group, Inc.
     340                                                                      26
     Jefferson-Pilot Corp.    175                                              9
     Lincoln National Corp.    200                                            10
     Loews Corp.    200                                                       18
     Marsh & McLennan Cos., Inc.    625                                       19
     MBIA, Inc.    150                                                         9
     Metlife, Inc.    915                                                     46
     The Progressive Corp.    265                                             28
     Prudential Financial, Inc.    650                                        44
     Safeco Corp.    150                                                       8
     The St. Paul Travelers Cos., Inc.    797                                 36
     Torchmark Corp.    150                                                    8
     UnumProvident Corp.    323                                                7
     XL Capital Ltd., Class A    155                                          11
                                                                     -----------
                                                                             629
     MATERIALS  1.1%
     ---------------------------------------------------------------------------
     Air Products & Chemicals, Inc.    250                                    14
     Alcoa, Inc.    1,000                                                     24
     Allegheny Technologies, Inc.    100                                       3
     Ashland, Inc.    100                                                      6
     Ball Corp.    200                                                         7
     Bemis Co.    100                                                          2
     Chemtura Corp.    222                                                     3
     The Dow Chemical Co.    1,321                                            55
     E.I. du Pont de Nemours & Co.    1,169                                   46
     Eastman Chemical Co.    100                                               5
     Ecolab, Inc.    275                                                       9
     Engelhard Corp.    160                                                    4
     Freeport-McMoran Copper & Gold, Inc.,
     Class B    200                                                           10
     Georgia-Pacific Corp.    326                                             11
   o Hercules, Inc.    100                                                     1
     International Flavors & Fragrances, Inc.
     100                                                                       4
     International Paper Co.    570                                           17
     Louisiana-Pacific Corp.    100                                            3
     MeadWestvaco Corp.    197                                                 5
     Monsanto Co.    314                                                      20
     Neenah Paper, Inc.    18                                                  1
     Newmont Mining Corp.    500                                              24
     Nucor Corp.    200                                                       12
   o Pactiv Corp.    200                                                       4
     Phelps Dodge Corp.    100                                                13
     PPG Industries, Inc.    200                                              12
     Praxair, Inc.    400                                                     19
     Rohm & Haas Co.    300                                                   12
   o Sealed Air Corp.    103                                                   5
     Sigma-Aldrich Corp.    100                                                6
     Temple-Inland, Inc.    100                                                4
     United States Steel Corp.    100                                          4
     Vulcan Materials Co.    100                                               7
     Weyerhaeuser Co.    250                                                  17
     Worthington Industries, Inc.    100                                       2
                                                                     -----------
                                                                             391
     MEDIA  1.4%
     ---------------------------------------------------------------------------
     Clear Channel Communications, Inc.
     729                                                                      24
   o Comcast Corp., Class A    2,876                                          85
     Dow Jones & Co., Inc.    100                                              4
     Gannett Co., Inc.    325                                                 22
   o Interpublic Group of Cos., Inc.    500                                    6
     Knight-Ridder, Inc.    100                                                6
     The McGraw-Hill Cos., Inc.    450                                        22
     Meredith Corp.    50                                                      2
     New York Times Co., Class A    200                                        6
     News Corp, Inc., Class A    3,470                                        54
     Omnicom Group, Inc.    220                                               18
   o Time Warner, Inc.    6,100                                              110
     Tribune Co.    400                                                       14
   o Univision Communications, Inc., Class A
     354                                                                       9
     Viacom, Inc., Class B    1,992                                           66
     The Walt Disney Co.    2,430                                             59
                                                                     -----------
                                                                             507

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     PHARMACEUTICALS & BIOTECHNOLOGY  3.3%
     ---------------------------------------------------------------------------
     Abbott Laboratories    2,060                                             87
     Allergan, Inc.    150                                                    14
   o Amgen, Inc.    1,670                                                    133
     Applied Biosystems Group -- Applera
     Corp.    200                                                              5
   o Biogen Idec, Inc.    380                                                 15
     Bristol-Myers Squibb Co.    2,600                                        63
   o Chiron Corp.    200                                                       9
     Eli Lilly & Co.    1,520                                                 81
   o Forest Laboratories, Inc.    450                                         17
   o Genzyme Corp.    450                                                     32
   o Gilead Sciences, Inc.    650                                             32
 (9) Johnson & Johnson    3,836                                              243
   o King Pharmaceuticals, Inc.    233                                         4
   o Medimmune, Inc.    300                                                   10
     Merck & Co., Inc.    2,850                                               77
     Mylan Laboratories, Inc.    300                                           6
(10) Pfizer, Inc.    9,459                                                   236
     Schering-Plough Corp.    1,700                                           36
   o Watson Pharmaceuticals, Inc.    100                                       4
     Wyeth    1,800                                                           83
                                                                     -----------
                                                                           1,187
     REAL ESTATE  0.3%
     ---------------------------------------------------------------------------
     Apartment Investment & Management
     Co., Class A    100                                                       4
     Archstone-Smith Trust    200                                              8
     Equity Office Properties Trust    500                                    16
     Equity Residential    300                                                11
     Plum Creek Timber Co., Inc.    200                                        8
     ProLogis    400                                                          18
     Public Storage, Inc.    200                                              13
     Simon Property Group, Inc.    240                                        18
     Vornado Realty Trust    200                                              17
                                                                     -----------
                                                                             113
     RETAILING  1.5%
     ---------------------------------------------------------------------------
   o Autonation, Inc.    300                                                   6
   o AutoZone, Inc.    100                                                     8
   o Bed, Bath & Beyond, Inc.    350                                          14
     Best Buy Co., Inc.    585                                                25
   o Big Lots, Inc.    88                                                      1
     Circuit City Stores, Inc.    200                                          3
     Dillards, Inc., Class A    100                                            2
     Dollar General Corp.    395                                               7
   o eBay, Inc.    1,468                                                      60
     Family Dollar Stores, Inc.    200                                         4
     Federated Department Stores, Inc.    309                                 21
     The Gap, Inc.    1,037                                                   18
     Genuine Parts Co.    200                                                  9
     Home Depot, Inc.    2,800                                               107
     J.C. Penney Co., Inc. Holding Co.    300                                 14
   o Kohl's Corp.    400                                                      20
     Limited Brands, Inc.    521                                              11
     Lowe's Cos., Inc.    940                                                 61
     Nordstrom, Inc.    400                                                   14
   o Office Depot, Inc.    325                                                10
     OfficeMax, Inc.    75                                                     2
     RadioShack Corp.    200                                                   5
   o Sears Holdings Corp.    94                                               12
     The Sherwin-Williams Co.    175                                           8
     Staples, Inc.    900                                                     19
     Target Corp.    1,090                                                    57
     Tiffany & Co.    150                                                      6
     TJX Cos., Inc.    600                                                    12
                                                                     -----------
                                                                             536
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  1.3%
     ---------------------------------------------------------------------------
   o Advanced Micro Devices, Inc.    400                                      10
   o Altera Corp.    464                                                       9
     Analog Devices, Inc.    450                                              17
     Applied Materials, Inc.    2,000                                         34
   o Applied Micro Circuits Corp.    221                                       1
   o Broadcom Corp., Class A    355                                           17
   o Freescale Semiconductor, Inc., Class B
     600                                                                      14
     Intel Corp.    7,835                                                    193
     KLA-Tencor Corp.    240                                                  12
     Linear Technology Corp.    400                                           15
   o LSI Logic Corp.    400                                                    4
     Maxim Integrated Products, Inc.    400                                   17
   o Micron Technology, Inc.    650                                            9
     National Semiconductor Corp.    400                                      10
   o Novellus Systems, Inc.    175                                             4
   o Nvidia Corp.    200                                                       7
   o PMC -- Sierra, Inc.    200                                                2
   o Teradyne, Inc.    200                                                     3
     Texas Instruments, Inc.    2,050                                         69
     Xilinx, Inc.    375                                                      10
                                                                     -----------
                                                                             457
     SOFTWARE & SERVICES  2.0%
     ---------------------------------------------------------------------------
     Adobe Systems, Inc.    500                                               15
   o Affiliated Computer Services, Inc., Class A    203                       11
     Autodesk, Inc.    200                                                     9
     Automatic Data Processing, Inc.    700                                   30
   o BMC Software, Inc.    200                                                 4
   o Citrix Systems, Inc.    175                                               4

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     Computer Associates International, Inc.
     700                                                                      20
   o Computer Sciences Corp.    200                                           10
   o Compuware Corp.    400                                                    4
   o Convergys Corp.    137                                                    2
   o Electronic Arts, Inc.    354                                             20
     Electronic Data Systems Corp.    550                                     12
     First Data Corp.    1,032                                                41
   o Fiserv, Inc.    225                                                      10
   o Intuit, Inc.    244                                                      11
   o Mercury Interactive Corp.    100                                          4
 (7) Microsoft Corp.    12,105                                               312
   o Novell, Inc.    400                                                       3
   o Oracle Corp.    5,330                                                    66
   o Parametric Technology Corp.    200                                        1
     Paychex, Inc.    425                                                     16
     Sabre Holdings Corp., Class A    172                                      4
     Siebel Systems, Inc.    600                                               6
   o Symantec Corp.    1,362                                                  31
   o Unisys Corp.    350                                                       2
   o Yahoo! Inc.    1,580                                                     54
                                                                     -----------
                                                                             702
     TECHNOLOGY HARDWARE & EQUIPMENT  2.7%
     ---------------------------------------------------------------------------
   o ADC Telecommunications, Inc.    100                                       2
   o Agilent Technologies, Inc.    566                                        19
   o Andrew Corp.    200                                                       2
   o Apple Computer, Inc.    1,000                                            54
   o Avaya, Inc.    513                                                        5
   o CIENA Corp.    300                                                        1
   o Cisco Systems, Inc.    8,225                                            147
   o Comverse Technology, Inc.    200                                          5
   o Corning, Inc.    1,750                                                   34
   o Dell, Inc.    3,125                                                     107
   o EMC Corp.    2,850                                                       37
   o Gateway, Inc.    200                                                      1
     Hewlett-Packard Co.    3,762                                            110
     International Business Machines Corp.
     2,140                                                                   172
   o Jabil Circuit, Inc.    208                                                6
   o JDS Uniphase Corp.    1,654                                               4
   o Lexmark International, Inc., Class A    150                               9
   o Lucent Technologies, Inc.    5,055                                       16
     Molex, Inc.    225                                                        6
     Motorola, Inc.    3,251                                                  72
   o NCR Corp.    200                                                          6
   o Network Appliance, Inc.    400                                            9
   o QLogic Corp.    113                                                       4
     Qualcomm, Inc.    2,100                                                  94
   o Sanmina -- SCI Corp.    500                                               2
     Scientific-Atlanta, Inc.    175                                           7
   o Solectron Corp.    1,000                                                  4
   o Sun Microsystems, Inc.    3,675                                          14
     Symbol Technologies, Inc.    298                                          3
     Tektronix, Inc.    100                                                    3
   o Tellabs, Inc.    500                                                      5
   o Xerox Corp.    900                                                       12
                                                                     -----------
                                                                             972
     TELECOMMUNICATION SERVICES  1.2%
     ---------------------------------------------------------------------------
     Alltel Corp.    600                                                      39
     AT&T Corp.    935                                                        19
     BellSouth Corp.    2,180                                                 57
     CenturyTel, Inc.    150                                                   5
     Citizens Communications Co.    358                                        5
   o Qwest Communications International, Inc.
     2,027                                                                     8
     SBC Communications, Inc.    4,256                                       102
     Sprint Corp. (FON Group)    3,778                                        90
     Verizon Communications, Inc.    3,613                                   118
                                                                     -----------
                                                                             443
     TRANSPORTATION  0.6%
     ---------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.    400                                24
     CSX Corp.    225                                                         10
   o Delta Air Lines, Inc.    100                                             --
     FedEx Corp.    350                                                       31
     Norfolk Southern Corp.    480                                            19
     Ryder Systems, Inc.    75                                                 3
     Southwest Airlines Co.    900                                            13
     Union Pacific Corp.    295                                               21
     United Parcel Service, Inc., Class B
     1,547                                                                   107
                                                                     -----------
                                                                             228
     UTILITIES  1.4%
     ---------------------------------------------------------------------------
   o The AES Corp.    650                                                     11
   o Allegheny Energy, Inc.    78                                              2
     Ameren Corp.    200                                                      11
     American Electric Power Co., Inc.    460                                 18
   o Calpine Corp.    500                                                      1
     Centerpoint Energy, Inc.    400                                           6
     Cinergy Corp.    200                                                      9
   o CMS Energy Corp.    300                                                   5
     Consolidated Edison, Inc.    300                                         15
     Constellation Energy Group, Inc.    200                                  12
     Dominion Resources, Inc.    396                                          34
     DTE Energy Co.    200                                                     9
     Duke Energy Corp.    1,050                                               31
   o Dynegy, Inc., Class A    300                                              1
     Edison International    400                                              19
     Entergy Corp.    250                                                     19
     Exelon Corp.    774                                                      41

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     FirstEnergy Corp.    391                                                 20
     FPL Group, Inc.    600                                                   29
     KeySpan Corp.    200                                                      7
     Nicor, Inc.    50                                                         2
     NiSource, Inc.    357                                                     9
     Peoples Energy Corp.    50                                                2
     PG&E Corp.    500                                                        20
     Pinnacle West Capital Corp.    100                                        4
     PPL Corp.    400                                                         13
     Progress Energy, Inc.    277                                             12
     Public Service Enterprise Group, Inc.
     300                                                                      19
     Sempra Energy    285                                                     13
     The Southern Co.    875                                                  31
     TECO Energy, Inc.    250                                                  5
     TXU Corp.    350                                                         40
     Xcel Energy, Inc.    505                                                 10
                                                                     -----------
                                                                             480
     OTHER INVESTMENT COMPANIES  58.8% of net assets

/(1) Schwab International Index Fund,
     Select Shares    414,341                                              7,259
/(2) Schwab Small-Cap Index Fund, Select
     Shares    314,222                                                     7,246
/(3) Schwab Total Bond Market Fund
     532,202                                                               5,312
/(4) Schwab Value Advantage Money Fund,
     Select Shares    1,220,102                                            1,220
                                                                     -----------
                                                                          21,037

                                                         FACE
     SECURITY                                           AMOUNT
       RATE, MATURITY DATE                            ($ X 1,000)
     SHORT-TERM INVESTMENTS  3.5% of net assets

     HSBC Bank, USA Grand
     Cayman Time Deposit
       3.31%, 10/03/05                                        178            178
     Wachovia Bank, Grand Cayman
     Time Deposit
       3.31%, 10/03/05                                      1,060          1,060
                                                                     -----------
                                                                           1,238

END OF INVESTMENTS.

At 09/30/05, the tax basis cost of the fund's investments was $30,494, and the unrealized gains and losses were $7,672 and $(1,690), respectively.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS as of September 30, 2005, unaudited

The following are the portfolio holdings at 9/30/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.9%  COMMON STOCK                                    129,417         157,617
  0.1%  SHORT-TERM
        INVESTMENT                                          157             157
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                               129,574         157,774
  2.9%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                4,607           4,607
(2.9)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (4,618)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                157,763

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     COMMON STOCK  99.9% of net assets

     AUTOMOBILES & COMPONENTS  0.6%
     ---------------------------------------------------------------------------
     Cooper Tire & Rubber Co.    1,000                                        15
     Dana Corp.    2,178                                                      21
     Delphi Corp.    7,563                                                    21
     Ford Motor Co.    25,852                                                255
   @ General Motors Corp.    8,000                                           245
  @o Goodyear Tire & Rubber Co.    2,500                                      39
     Harley-Davidson, Inc.    4,000                                          194
     Johnson Controls, Inc.    2,600                                         161
     Visteon Corp.    1,584                                                   15
                                                                     -----------
                                                                             966
     BANKS  6.9%
     ---------------------------------------------------------------------------
     AmSouth Bancorp.    5,050                                               128
 (7) Bank of America Corp.    56,484                                       2,378
     BB&T Corp.    7,800                                                     305
     Comerica, Inc.    2,350                                                 138
     Compass Bancshares, Inc.    1,700                                        78
     Countrywide Financial Corp.    8,000                                    264
     Fannie Mae    13,590                                                    609
     Fifth Third Bancorp    7,405                                            272
     First Horizon National Corp.    1,700                                    62
     Freddie Mac    9,700                                                    548
     Golden West Financial Corp.    4,000                                    238
   @ Huntington Bancshares, Inc.    3,256                                     73
     KeyCorp, Inc.    5,900                                                  190
     M&T Bank Corp.    1,400                                                 148
   @ Marshall & Ilsley Corp.    2,938                                        128
     MGIC Investment Corp.    1,400                                           90
     National City Corp.    8,500                                            284
     North Fork Bancorp., Inc.    6,600                                      168
     PNC Financial Services Group, Inc.
     4,000                                                                   232
     Regions Financial Corp.    6,427                                        200
     Sovereign Bancorp, Inc.    5,300                                        117
     SunTrust Banks, Inc.    4,800                                           333
     Synovus Financial Corp.    4,300                                        119
     U.S. Bancorp    25,820                                                  725
     Wachovia Corp.    22,227                                              1,058
     Washington Mutual, Inc.    12,424                                       487
     Wells Fargo & Co.    23,799                                           1,394
     Zions Bancorp.    1,200                                                  85
                                                                     -----------
                                                                          10,851
     CAPITAL GOODS  8.7%
     ---------------------------------------------------------------------------
     3M Co.    10,850                                                        796
     American Power Conversion Corp.
     2,525                                                                    65
     American Standard Cos., Inc.    2,600                                   121
     The Boeing Co.    11,696                                                795
     Caterpillar, Inc.    9,600                                              564
     Cooper Industries Ltd., Class A    1,300                                 90
     Cummins, Inc.    600                                                     53
   @ Danaher Corp.    3,900                                                  210
     Deere & Co.    3,500                                                    214
     Dover Corp.    2,800                                                    114
     Eaton Corp.    2,200                                                    140
     Emerson Electric Co.    5,900                                           424
     Fluor Corp.    1,100                                                     71
     General Dynamics Corp.    2,800                                         335
 (2) General Electric Co.    149,240                                       5,025
     Goodrich Corp.    1,700                                                  75
     Honeywell International, Inc.    11,937                                 448
     Illinois Tool Works, Inc.    3,820                                      314
     Ingersoll-Rand Co., Class A    4,800                                    183
     ITT Industries, Inc.    1,300                                           148
     L-3 Communications Holdings, Inc.
     1,500                                                                   119
     Lockheed Martin Corp.    5,670                                          346

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     Masco Corp.    6,300                                                    193
   o Navistar International Corp.    1,000                                    32
     Northrop Grumman Corp.    5,114                                         278
     Paccar, Inc.    2,550                                                   173
     Pall Corp.    1,700                                                      47
     Parker Hannifin Corp.    1,650                                          106
     Raytheon Co.    6,300                                                   240
     Rockwell Automation, Inc.    2,470                                      131
     Rockwell Collins, Inc.    2,500                                         121
     Textron, Inc.    1,900                                                  136
     Tyco International Ltd.    28,329                                       789
     United Technologies Corp.    14,400                                     746
     W.W. Grainger, Inc.    1,300                                             82
                                                                     -----------
                                                                          13,724
     COMMERCIAL SERVICES & SUPPLIES  0.9%
     ---------------------------------------------------------------------------
   o ACCO Brands Corp.    470                                                 13
   o Allied Waste Industries, Inc.    4,300                                   36
  @o Apollo Group, Inc., Class A    2,400                                    159
     Avery Dennison Corp.    1,500                                            79
     Cendant Corp.    14,902                                                 308
     Cintas Corp.    2,112                                                    87
     Equifax, Inc.    2,000                                                   70
     H&R Block, Inc.    4,600                                                110
   o Monster Worldwide, Inc.    1,644                                         51
     Pitney Bowes, Inc.    3,200                                             134
     R.R. Donnelley & Sons Co.    3,000                                      111
     Robert Half International, Inc.    2,400                                 85
     Waste Management, Inc.    8,157                                         233
                                                                     -----------
                                                                           1,476
     CONSUMER DURABLES & APPAREL  1.3%
     ---------------------------------------------------------------------------
     Black & Decker Corp.    1,100                                            90
     Brunswick Corp.    1,200                                                 45
     Centex Corp.    1,800                                                   116
   o Coach, Inc.    5,400                                                    169
     D.R. Horton, Inc.    3,800                                              138
   @ Eastman Kodak Co.    4,100                                              100
     Fortune Brands, Inc.    2,000                                           163
     Hasbro, Inc.    2,525                                                    50
     Jones Apparel Group, Inc.    1,800                                       51
     KB Home    1,160                                                         85
     Leggett & Platt, Inc.    2,800                                           57
     Liz Claiborne, Inc.    1,600                                             63
     Mattel, Inc.    5,900                                                    98
     Maytag Corp.    1,120                                                    21
     Newell Rubbermaid, Inc.    3,924                                         89
     Nike, Inc., Class B    3,260                                            266
   @ Pulte Homes, Inc.    3,200                                              137
     Reebok International Ltd.    800                                         45
     Snap-On, Inc.    800                                                     29
   @ The Stanley Works    1,100                                               51
     VF Corp.    1,410                                                        82
     Whirlpool Corp.    900                                                   68
                                                                     -----------
                                                                           2,013
     DIVERSIFIED FINANCIALS  7.8%
     ---------------------------------------------------------------------------
     American Express Co.    16,390                                          941
     The Bank of New York Co., Inc.    10,900                                321
     The Bear Stearns Cos., Inc.    1,512                                    166
     Capital One Financial Corp.    3,400                                    270
   / The Charles Schwab Corp.    16,342                                      236
     CIT Group, Inc.    2,900                                                131
 (4) Citigroup, Inc.    73,166                                             3,331
   o E*TRADE Financial Corp.    5,200                                         92
     Federated Investors, Inc., Class B    1,500                              50
     Franklin Resources, Inc.    2,800                                       235
     Goldman Sachs Group, Inc.    6,147                                      747
     Janus Capital Group, Inc.    3,300                                       48
     JPMorgan Chase & Co.    49,405                                        1,676
     Lehman Brothers Holdings, Inc.    3,850                                 448
     MBNA Corp.    17,743                                                    437
     Mellon Financial Corp.    6,000                                         192
     Merrill Lynch & Co., Inc.    13,280                                     815
     Moody's Corp.    3,880                                                  198
     Morgan Stanley    15,450                                                833
     Northern Trust Corp.    2,870                                           145
     Principal Financial Group, Inc.    4,274                                203
   o Providian Financial Corp.    3,800                                       67
     SLM Corp.    6,000                                                      322
     State Street Corp.    4,800                                             235
     T. Rowe Price Group, Inc.    1,700                                      111
                                                                     -----------
                                                                          12,250
     ENERGY  10.1%
     ---------------------------------------------------------------------------
     Amerada Hess Corp.    1,200                                             165
     Anadarko Petroleum Corp.    3,347                                       320
     Apache Corp.    4,684                                                   352
     Baker Hughes, Inc.    4,780                                             285
     BJ Services Co.    4,600                                                166
     Burlington Resources, Inc.    5,474                                     445
     ChevronTexaco Corp.    31,757                                         2,056
     ConocoPhillips    19,628                                              1,372
     Devon Energy Corp.    6,800                                             467
     El Paso Corp.    8,929                                                  124
     EOG Resources, Inc.    3,214                                            241
 (1) Exxon Mobil Corp.    89,390                                           5,680
     Halliburton Co.    7,100                                                487
     Kerr-McGee Corp.    1,516                                               147
     Kinder Morgan, Inc.    1,550                                            149
     Marathon Oil Corp.    5,112                                             352
     Murphy Oil Corp.    2,300                                               115

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Nabors Industries Ltd.    2,000                                         144
   o National-Oilwell Varco, Inc.    2,400                                   158
     Noble Corp.    1,800                                                    123
     Occidental Petroleum Corp.    5,600                                     478
   o Rowan Cos., Inc.    1,400                                                50
     Schlumberger Ltd.    8,300                                              700
     Sunoco, Inc.    1,940                                                   152
   o Transocean, Inc.    4,584                                               281
     Valero Energy Corp.    3,600                                            407
   o Weatherford International Ltd.    1,940                                 133
     Williams Cos., Inc.    7,900                                            198
     XTO Energy, Inc.    4,933                                               224
                                                                     -----------
                                                                          15,971
     FOOD & STAPLES RETAILING  2.3%
     ---------------------------------------------------------------------------
     Albertson's, Inc.    5,275                                              135
     Costco Wholesale Corp.    6,500                                         280
     CVS Corp.    11,400                                                     331
   o Kroger Co.    10,200                                                    210
     Safeway, Inc.    6,200                                                  159
     Supervalu, Inc.    1,900                                                 59
     Sysco Corp.    9,100                                                    286
     Wal-Mart Stores, Inc.    36,060                                       1,580
     Walgreen Co.    14,340                                                  623
                                                                     -----------
                                                                           3,663
     FOOD BEVERAGE & TOBACCO  5.0%
     ---------------------------------------------------------------------------
 (9) Altria Group, Inc.    29,080                                          2,143
     Anheuser-Busch Cos., Inc.    11,010                                     474
     Archer-Daniels-Midland Co.    8,700                                     215
     Brown-Forman Corp., Class B    1,304                                     78
     Campbell Soup Co.    4,600                                              137
     The Coca-Cola Co.    31,770                                           1,372
     Coca-Cola Enterprises, Inc.    5,000                                     98
     ConAgra Foods, Inc.    7,170                                            177
   o Constellation Brands, Inc., Class A
     2,700                                                                    70
     General Mills, Inc.    5,080                                            245
     H.J. Heinz Co.    5,000                                                 183
     Hershey Foods Corp.    3,100                                            175
     Kellogg Co.    5,000                                                    231
     McCormick & Co., Inc.    2,000                                           65
     Molson Coors Brewing Co., Class B
     1,100                                                                    70
     The Pepsi Bottling Group, Inc.    2,802                                  80
     PepsiCo, Inc.    23,570                                               1,337
   @ Reynolds American, Inc.    1,628                                        135
     Sara Lee Corp.    11,100                                                210
     Tyson Foods, Inc., Class A    3,500                                      63
     UST, Inc.    2,400                                                      100
     Wm. Wrigley Jr. Co.    2,800                                            201
                                                                     -----------
                                                                           7,859
     HEALTH CARE EQUIPMENT & SERVICES  5.0%
     ---------------------------------------------------------------------------
     Aetna, Inc.    4,000                                                    345
     AmerisourceBergen Corp.    1,400                                        108
     Bausch & Lomb, Inc.    800                                               65
     Baxter International, Inc.    8,600                                     343
     Becton Dickinson & Co.    3,600                                         189
     Biomet, Inc.    3,725                                                   129
   o Boston Scientific Corp.    10,500                                       245
     C.R. Bard, Inc.    1,400                                                 92
     Cardinal Health, Inc.    5,975                                          379
   o Caremark Rx, Inc.    6,413                                              320
     CIGNA Corp.    1,860                                                    219
   o Express Scripts, Inc.    2,000                                          124
   o Fisher Scientific International, Inc.    1,605                          100
     Guidant Corp.    4,500                                                  310
     HCA, Inc.    5,820                                                      279
     Health Management Associates, Inc.,
     Class A    3,300                                                         77
   o Hospira, Inc.    2,210                                                   91
   o Humana, Inc.    2,100                                                   101
     IMS Health, Inc.    3,300                                                83
   o Laboratory Corp. of America Holdings
     2,000                                                                    97
     Manor Care, Inc.    1,300                                                50
     McKesson Corp.    4,106                                                 195
   o Medco Health Solutions, Inc.    3,888                                   213
     Medtronic, Inc.    17,000                                               912
   o Millipore Corp.    800                                                   50
     PerkinElmer, Inc.    1,700                                               35
     Quest Diagnostics    2,560                                              129
   o St. Jude Medical, Inc.    5,000                                         234
     Stryker Corp.    5,300                                                  262
   o Tenet Healthcare Corp.    6,500                                          73
   o Thermo Electron Corp.    2,200                                           68
     UnitedHealth Group, Inc.    17,820                                    1,002
   o Waters Corp.    1,700                                                    71
   o WellPoint, Inc.    8,602                                                652
   o Zimmer Holdings, Inc.    3,500                                          241
                                                                     -----------
                                                                           7,883
     HOTELS RESTAURANTS & LEISURE  1.5%
     ---------------------------------------------------------------------------
     Carnival Corp.    7,500                                                 375
     Darden Restaurants, Inc.    2,090                                        63
     Harrah's Entertainment, Inc.    2,600                                   169
     Hilton Hotels Corp.    5,400                                            121
     International Game Technology    5,000                                  135
     Marriott International, Inc., Class A
     2,820                                                                   178

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     McDonald's Corp.    17,800                                              596
   o Starbucks Corp.    5,460                                                274
     Starwood Hotels & Resorts Worldwide,
     Inc.    2,900                                                           166
     Wendy's International, Inc.    1,700                                     77
     Yum! Brands, Inc.    4,100                                              198
                                                                     -----------
                                                                           2,352
     HOUSEHOLD & PERSONAL PRODUCTS  2.5%
     ---------------------------------------------------------------------------
     Alberto-Culver Co., Class B    1,200                                     54
     Avon Products, Inc.    6,600                                            178
     Clorox Co.    2,100                                                     117
     Colgate-Palmolive Co.    7,300                                          385
     The Gillette Co.    14,130                                              822
     Kimberly-Clark Corp.    6,800                                           405
     Procter & Gamble Co.    34,810                                        2,070
                                                                     -----------
                                                                           4,031
     INSURANCE  4.5%
     ---------------------------------------------------------------------------
     ACE Ltd.    3,900                                                       184
     AFLAC, Inc.    7,000                                                    317
     The Allstate Corp.    9,400                                             520
     AMBAC Financial Group, Inc.    1,592                                    115
 (8) American International Group, Inc.
     36,568                                                                2,266
     AON Corp.    4,550                                                      146
     Chubb Corp.    2,700                                                    242
     Cincinnati Financial Corp.    2,335                                      98
     Hartford Financial Services Group, Inc.
     4,200                                                                   324
     Jefferson-Pilot Corp.    1,850                                           95
     Lincoln National Corp.    2,400                                         125
     Loews Corp.    2,300                                                    212
     Marsh & McLennan Cos., Inc.    7,200                                    219
     MBIA, Inc.    1,950                                                     118
     Metlife, Inc.    10,367                                                 517
     The Progressive Corp.    2,750                                          288
     Prudential Financial, Inc.    7,300                                     493
     Safeco Corp.    1,900                                                   101
     The St. Paul Travelers Cos., Inc.    9,459                              424
     Torchmark Corp.    1,500                                                 79
     UnumProvident Corp.    4,276                                             88
     XL Capital Ltd., Class A    1,900                                       129
                                                                     -----------
                                                                           7,100
     MATERIALS  2.9%
     ---------------------------------------------------------------------------
     Air Products & Chemicals, Inc.    3,300                                 182
     Alcoa, Inc.    12,272                                                   300
     Allegheny Technologies, Inc.    1,260                                    39
     Ashland, Inc.    900                                                     50
     Ball Corp.    1,600                                                      59
     Bemis Co.    1,400                                                       35
     The Dow Chemical Co.    13,555                                          565
     E.I. du Pont de Nemours & Co.    13,954                                 547
     Eastman Chemical Co.    1,000                                            47
     Ecolab, Inc.    3,100                                                    99
     Engelhard Corp.    1,800                                                 50
     Freeport-McMoran Copper & Gold, Inc.,
     Class B    2,400                                                        117
     Georgia-Pacific Corp.    3,655                                          124
   o Hercules, Inc.    1,500                                                  18
     International Flavors & Fragrances, Inc.
     1,400                                                                    50
     International Paper Co.    6,798                                        203
     Louisiana-Pacific Corp.    1,400                                         39
     MeadWestvaco Corp.    2,549                                              70
     Monsanto Co.    3,725                                                   234
     Newmont Mining Corp.    6,186                                           292
   @ Nucor Corp.    2,400                                                    141
   o Pactiv Corp.    2,300                                                    40
     Phelps Dodge Corp.    1,315                                             171
     PPG Industries, Inc.    2,500                                           148
     Praxair, Inc.    4,600                                                  220
     Rohm & Haas Co.    2,805                                                115
   o Sealed Air Corp.    1,214                                                58
     Sigma-Aldrich Corp.    1,000                                             64
     Temple-Inland, Inc.    1,600                                             65
     United States Steel Corp.    1,500                                       63
     Vulcan Materials Co.    1,500                                           111
     Weyerhaeuser Co.    3,400                                               234
                                                                     -----------
                                                                           4,550
     MEDIA  3.6%
     ---------------------------------------------------------------------------
     Clear Channel Communications, Inc.
     7,096                                                                   233
   o Comcast Corp., Class A    30,959                                        910
     Dow Jones & Co., Inc.    1,100                                           42
     Gannett Co., Inc.    3,560                                              245
   o Interpublic Group of Cos., Inc.    5,700                                 66
     Knight-Ridder, Inc.    1,000                                             59
     The McGraw-Hill Cos., Inc.    5,400                                     259
     Meredith Corp.    700                                                    35
     New York Times Co., Class A    2,200                                     66
     News Corp, Inc., Class A    40,500                                      631
     Omnicom Group, Inc.    2,600                                            218
   o Time Warner, Inc.    65,450                                           1,185
     Tribune Co.    4,400                                                    149
   o Univision Communications, Inc., Class A
     4,125                                                                   110
     Viacom, Inc., Class B    22,761                                         751
     The Walt Disney Co.    28,770                                           694
                                                                     -----------
                                                                           5,653

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     PHARMACEUTICALS & BIOTECHNOLOGY  8.1%
     ---------------------------------------------------------------------------
     Abbott Laboratories    21,800                                           924
     Allergan, Inc.    1,800                                                 165
   o Amgen, Inc.    17,504                                                 1,395
     Applied Biosystems Group -- Applera
     Corp.    2,800                                                           65
   o Biogen Idec, Inc.    4,700                                              186
     Bristol-Myers Squibb Co.    27,410                                      659
   o Chiron Corp.    2,100                                                    92
     Eli Lilly & Co.    15,970                                               855
   o Forest Laboratories, Inc.    4,800                                      187
   o Genzyme Corp.    3,500                                                  251
   o Gilead Sciences, Inc.    6,000                                          293
 (5) Johnson & Johnson    41,788                                           2,644
   o King Pharmaceuticals, Inc.    3,466                                      53
   o Medimmune, Inc.    3,400                                                114
     Merck & Co., Inc.    31,000                                             843
     Mylan Laboratories, Inc.    3,800                                        73
 (6) Pfizer, Inc.    104,509                                               2,610
     Schering-Plough Corp.    20,800                                         438
   o Watson Pharmaceuticals, Inc.    1,500                                    55
     Wyeth    18,800                                                         870
                                                                     -----------
                                                                          12,772
     REAL ESTATE  0.7%
     ---------------------------------------------------------------------------
     Apartment Investment & Management
     Co., Class A    1,300                                                    50
     Archstone-Smith Trust    2,700                                          108
     Equity Office Properties Trust    5,600                                 183
     Equity Residential    4,000                                             151
     Plum Creek Timber Co., Inc.    2,560                                     97
     ProLogis    2,600                                                       115
     Simon Property Group, Inc.    3,100                                     230
     Vornado Realty Trust    1,600                                           139
                                                                     -----------
                                                                           1,073
     RETAILING  3.9%
     ---------------------------------------------------------------------------
   o Autonation, Inc.    3,100                                                62
   o AutoZone, Inc.    900                                                    75
   o Bed, Bath & Beyond, Inc.    4,200                                       169
     Best Buy Co., Inc.    6,375                                             278
   o Big Lots, Inc.    1,400                                                  15
     Circuit City Stores, Inc.    2,900                                       50
     Dillards, Inc., Class A    1,100                                         23
     Dollar General Corp.    4,263                                            78
   o eBay, Inc.    17,288                                                    712
     Family Dollar Stores, Inc.    2,400                                      48
     Federated Department Stores, Inc.    3,761                              251
     The Gap, Inc.    10,462                                                 182
     Genuine Parts Co.    2,500                                              107
   @ Home Depot, Inc.    30,300                                            1,156
     J.C. Penney Co., Inc. Holding Co.    3,700                              175
   o Kohl's Corp.    4,610                                                   231
     Limited Brands, Inc.    5,305                                           108
     Lowe's Cos., Inc.    11,000                                             708
   @ Nordstrom, Inc.    3,560                                                122
   o Office Depot, Inc.    4,500                                             134
     OfficeMax, Inc.    1,200                                                 38
     RadioShack Corp.    2,400                                                60
   o Sears Holdings Corp.    1,475                                           184
     The Sherwin-Williams Co.    1,840                                        81
     Staples, Inc.    10,500                                                 224
     Target Corp.    12,400                                                  644
     Tiffany & Co.    2,000                                                   80
     TJX Cos., Inc.    6,710                                                 137
                                                                     -----------
                                                                           6,132
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  3.3%
     ---------------------------------------------------------------------------
   o Advanced Micro Devices, Inc.    5,600                                   141
   o Altera Corp.    5,480                                                   105
     Analog Devices, Inc.    5,200                                           193
     Applied Materials, Inc.    23,100                                       392
   o Applied Micro Circuits Corp.    4,082                                    12
   o Broadcom Corp., Class A    4,110                                        193
   o Freescale Semiconductor, Inc., Class B    5,566                         131
(10) Intel Corp.    86,850                                                 2,141
     KLA-Tencor Corp.    2,700                                               132
     Linear Technology Corp.    4,400                                        165
   o LSI Logic Corp.    5,300                                                 52
     Maxim Integrated Products, Inc.    4,700                                200
   o Micron Technology, Inc.    8,800                                        117
     National Semiconductor Corp.    5,000                                   131
   o Novellus Systems, Inc.    1,900                                          48
  @o Nvidia Corp.    2,400                                                    82
   o PMC -- Sierra, Inc.    2,500                                             22
   o Teradyne, Inc.    2,700                                                  45
     Texas Instruments, Inc.    23,480                                       796
     Xilinx, Inc.    4,800                                                   134
                                                                     -----------
                                                                           5,232
     SOFTWARE & SERVICES  5.2%
     ---------------------------------------------------------------------------
     Adobe Systems, Inc.    6,800                                            203
   o Affiliated Computer Services, Inc., Class A    1,791                     98
     Autodesk, Inc.    3,000                                                 139
     Automatic Data Processing, Inc.    8,120                                349
   o BMC Software, Inc.    3,200                                              68
   o Citrix Systems, Inc.    2,400                                            60

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     Computer Associates International, Inc.
     7,600                                                                   211
   o Computer Sciences Corp.    2,700                                        128
   o Compuware Corp.    5,100                                                 48
   o Convergys Corp.    2,054                                                 30
   o Electronic Arts, Inc.    4,258                                          242
     Electronic Data Systems Corp.    6,900                                  155
     First Data Corp.    10,959                                              438
   o Fiserv, Inc.    2,700                                                   124
   o Intuit, Inc.    2,520                                                   113
   o Mercury Interactive Corp.    1,200                                       48
 (3) Microsoft Corp.    141,340                                            3,637
  @o Novell, Inc.    5,200                                                    39
   o Oracle Corp.    62,460                                                  774
   o Parametric Technology Corp.    3,800                                     26
     Paychex, Inc.    4,950                                                  184
     Sabre Holdings Corp., Class A    1,883                                   38
     Siebel Systems, Inc.    7,000                                            72
   o Symantec Corp.    16,541                                                375
   o Unisys Corp.    4,700                                                    31
   o Yahoo! Inc.    18,600                                                   629
                                                                     -----------
                                                                           8,259
     TECHNOLOGY HARDWARE & EQUIPMENT  6.9%
     ---------------------------------------------------------------------------
   o ADC Telecommunications, Inc.    1,471                                    34
   o Agilent Technologies, Inc.    6,117                                     200
   o Andrew Corp.    2,250                                                    25
   o Apple Computer, Inc.    11,600                                          622
   o Avaya, Inc.    6,432                                                     66
   o CIENA Corp.    6,700                                                     18
   o Cisco Systems, Inc.    89,760                                         1,609
   o Comverse Technology, Inc.    2,700                                       71
   o Corning, Inc.    19,540                                                 378
   o Dell, Inc.    34,020                                                  1,164
   o EMC Corp.    34,012                                                     440
   o Gateway, Inc.    4,600                                                   12
     Hewlett-Packard Co.    40,677                                         1,188
     International Business Machines Corp.    22,700                       1,821
   o Jabil Circuit, Inc.    2,727                                             84
   o JDS Uniphase Corp.    20,155                                             45
   o Lexmark International, Inc., Class A    1,800                           110
   o Lucent Technologies, Inc.    60,295                                     196
     Molex, Inc.    2,300                                                     61
     Motorola, Inc.    34,405                                                760
   o NCR Corp.    2,800                                                       89
  @o Network Appliance, Inc.    5,200                                        123
   o QLogic Corp.    1,295                                                    44
     Qualcomm, Inc.    23,000                                              1,029
   o Sanmina -- SCI Corp.    7,400                                            32
     Scientific-Atlanta, Inc.    2,200                                        83
   o Solectron Corp.    13,300                                                52
   o Sun Microsystems, Inc.    45,800                                        180
     Symbol Technologies, Inc.    3,212                                       31
     Tektronix, Inc.    1,500                                                 38
   o Tellabs, Inc.    5,900                                                   62
  @o Xerox Corp.    13,600                                                   186
                                                                     -----------
                                                                          10,853
     TELECOMMUNICATION SERVICES  3.1%
     ---------------------------------------------------------------------------
     Alltel Corp.    5,340                                                   348
     AT&T Corp.    11,216                                                    222
     BellSouth Corp.    25,800                                               678
     CenturyTel, Inc.    1,900                                                66
     Citizens Communications Co.    4,718                                     64
   o Qwest Communications International, Inc.    24,216                       99
     SBC Communications, Inc.    46,500                                    1,115
     Sprint Corp. (FON Group)    40,649                                      967
   @ Verizon Communications, Inc.    38,950                                1,273
                                                                     -----------
                                                                           4,832
     TRANSPORTATION  1.6%
     ---------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.
     5,200                                                                   311
     CSX Corp.    2,900                                                      135
   o Delta Air Lines, Inc.    1,400                                            1
     FedEx Corp.    4,220                                                    368
     Norfolk Southern Corp.    5,600                                         227
     Ryder Systems, Inc.    900                                               31
     Southwest Airlines Co.    10,428                                        155
     Union Pacific Corp.    3,700                                            265
     United Parcel Service, Inc., Class B
     15,615                                                                1,079
                                                                     -----------
                                                                           2,572
     UTILITIES  3.5%
     ---------------------------------------------------------------------------
   o The AES Corp.    8,800                                                  145
   o Allegheny Energy, Inc.    1,941                                          60
     Ameren Corp.    2,700                                                   144
     American Electric Power Co., Inc.    5,360                              213
  @o Calpine Corp.    7,500                                                   19
     Centerpoint Energy, Inc.    4,150                                        62
     Cinergy Corp.    2,600                                                  115
   o CMS Energy Corp.    2,400                                                40
     Consolidated Edison, Inc.    3,300                                      160
     Constellation Energy Group, Inc.    2,500                               154
     Dominion Resources, Inc.    4,880                                       420
     DTE Energy Co.    2,400                                                 110
     Duke Energy Corp.    13,234                                             386
   o Dynegy, Inc., Class A    5,200                                           25
     Edison International    4,700                                           222

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     Entergy Corp.    2,920                                                  217
     Exelon Corp.    9,230                                                   493
     FirstEnergy Corp.    4,628                                              241
     FPL Group, Inc.    5,400                                                257
     KeySpan Corp.    2,300                                                   85
     Nicor, Inc.    600                                                       25
     NiSource, Inc.    3,546                                                  86
     Peoples Energy Corp.    500                                              20
   @ PG&E Corp.    5,100                                                     200
     Pinnacle West Capital Corp.    1,200                                     53
     PPL Corp.    5,200                                                      168
     Progress Energy, Inc.    3,502                                          157
     Public Service Enterprise Group, Inc.
     3,300                                                                   212
     Sempra Energy    3,141                                                  148
     The Southern Co.    10,300                                              368
     TECO Energy, Inc.    2,700                                               49
     TXU Corp.    3,422                                                      386
     Xcel Energy, Inc.    5,605                                              110
                                                                     -----------
                                                                           5,550

                                                         FACE
     SECURITY                                           AMOUNT
       RATE, MATURITY DATE                            ($ X 1,000)
     SHORT-TERM INVESTMENT  0.1% of net assets

     Wachovia Bank, Grand Cayman
     Time Deposit
       3.31%, 10/03/05                                        157            157

END OF INVESTMENTS.

At 09/30/05, the tax basis cost of the fund's investments was $129,711, and the unrealized gains and losses were $47,268 and $(19,205), respectively.

The fund's portfolio holdings include $4,490 of securities on loan.

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
2.9% of net assets

SHORT-TERM INVESTMENT  2.9%
--------------------------------------------------------------------------------
Securities Lending Investment Fund
4,607,007                                                                  4,607

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MONEY MARKET PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 88.9%  U.S. GOVERNMENT
        SECURITIES                                      115,590         115,590
 11.8%  OTHER INVESTMENTS                                15,421          15,421
--------------------------------------------------------------------------------
100.7%  TOTAL INVESTMENTS                               131,011         131,011
(0.7)%  OTHER ASSETS AND
        LIABILITIES                                                        (948)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      130,063

     ISSUER                                           FACE AMOUNT       VALUE
     RATE, MATURITY DATE                              ($ x 1,000)    ($ x 1,000)
     U.S. GOVERNMENT SECURITIES  88.9% of net assets

     DISCOUNT NOTES  88.9%
--------------------------------------------------------------------------------
     FANNIE MAE
        3.62%, 10/03/05                                     1,989          1,989
        3.46%, 10/05/05                                     2,000          1,999
        3.50%, 10/05/05                                     2,500          2,499
        3.52%, 10/05/05                                     2,320          2,319
        3.46%, 10/12/05                                     2,000          1,998
        3.50%, 10/12/05                                     1,834          1,832
        3.55%, 10/12/05                                     1,000            999
        3.56%, 10/14/05                                     1,000            999
        3.64%, 10/19/05                                     2,000          1,996
        3.60%, 10/26/05                                     5,887          5,872
        3.63%, 11/09/05                                     1,000            996
        3.66%, 11/09/05                                     1,500          1,494
        3.69%, 11/10/05                                     1,666          1,659
        3.70%, 11/16/05                                     1,200          1,194
     FEDERAL FARM CREDIT BANK
        3.63%, 10/07/05                                     1,140          1,139
        3.56%, 10/11/05                                     7,000          6,993
        3.57%, 10/14/05                                     6,000          5,992
        3.72%, 11/17/05                                     2,500          2,488
     FEDERAL HOME LOAN BANK
        3.50%, 10/05/05                                     3,000          2,999
        3.52%, 10/05/05                                     9,000          8,997
        3.54%, 10/12/05                                     3,000          2,997
        3.69%, 11/14/05                                     1,475          1,468
        3.72%, 11/16/05                                     2,064          2,054
        3.71%, 11/21/05                                     1,590          1,582
        3.76%, 11/30/05                                     1,742          1,731
        3.71%, 12/09/05                                     2,000          1,986
     FREDDIE MAC
        3.43%, 10/04/05                                     2,000          2,000
        3.47%, 10/04/05                                     1,700          1,700
        3.50%, 10/04/05                                     2,000          1,999
        3.51%, 10/04/05                                     3,000          2,999
        3.52%, 10/04/05                                     1,300          1,300
        3.54%, 10/04/05                                     1,000          1,000
        3.54%, 10/11/05                                     1,000            999
        3.55%, 10/11/05                                     1,401          1,400
        3.29%, 10/18/05                                     2,000          1,997
        3.51%, 10/18/05                                     1,567          1,564
        3.56%, 10/18/05                                     1,050          1,048
        3.63%, 11/02/05                                     1,400          1,396
        3.72%, 11/22/05                                     3,163          3,146
        3.72%, 12/12/05                                     1,125          1,117
        3.77%, 12/13/05                                     1,700          1,687
     TENNESSEE VALLEY AUTHORITY
        3.47%, 10/06/05                                     5,000          4,998
        3.50%, 10/06/05                                     6,000          5,997
        3.52%, 10/13/05                                     5,000          4,994
        3.56%, 10/20/05                                     1,000            998
        3.70%, 11/10/05                                     5,000          4,980
                                                                     -----------
                                                                         115,590

                                                  MATURITY AMOUNT
SECURITY                                            ($ x 1,000)
OTHER INVESTMENTS  11.8% of net assets

REPURCHASE AGREEMENTS  11.8%
--------------------------------------------------------------------------------
CREDIT SUISSE FIRST BOSTON L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $16,196
  3.35%, 10/03/05                                          15,426         15,421

END OF INVESTMENTS.

At 09/30/05, the tax basis cost of the fund's investments was $131,011

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Annuity Portfolios
              --------------------------

By:    /S/ Evelyn Dilsaver
   -------------------------------------
        Evelyn Dilsaver
        Chief Executive Officer

Date:  11/21/2005
     -----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /S/ Evelyn Dilsaver
   -------------------------------------
        Evelyn Dilsaver
        Chief Executive Officer

Date:   11/21/2005
     -----------------------------------

By:    /S/ George Pereira
   -------------------------------------
        George Pereira
        Principal Financial Officer

Date:  11/21/2005
     -----------------------------------